Deferred income tax assets and liabilities	12 Months Ended
Mar. 31, 2022
Deferred tax assets and liabilities [abstract]
Deferred income tax assets and liabilities	Deferred income tax assets and liabilities

(EUR thousand)	For the financial year ended March 31
Net movement of deferred tax assets/(liabilities)	2022	2021	2020
Opening balance as of April 1	11,010	(22,215)	(38,512)
Acquisition of subsidiaries	(309)	(1,305)	—
Recognized in income statement	16,174	34,167	16,198
Recognized in other comprehensive income	(570)	108	307
Exchange differences	93	255	(208)
Closing balance as of March 31	26,398	11,010	(22,215)
The amounts of deferred tax recognized in the consolidated statement of financial position comprise the following deferred tax assets/(liabilities):

(EUR thousand)	As of March 31
	2022		2021		2020
Deferred tax balances
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Balances with movements recognized in income statement
Trade receivables	118	(57)	212	—	489	(2)
Property, plant and equipment	357	(1,843)	619	(2,274)	507	(834)
Intangible assets	414	(3,021)	584	(3,163)	333	(1,516)
Current liabilities	4,219	(217)	3,419	(366)	3,798	(107)
Loans and borrowings	1,667	—	2,848	—	2,681	—
Other items	956	(26)	1,107	(230)	2,189	(2,752)
Deferred tax on tax credits	1,711	—	1,643	—	1,028	—
Tax value of loss carry-forwards recognized	29,670	—	23,405	—	3,939	—

Balances with movements recognized in other comprehensive income
Retirement benefit obligations	—	(422)	148	—	40	—

Reclassifications	(2,609)	2,609	(3,393)	3,393	(2,655)	2,655

Deferred tax balances related to acquired intangibles in business combination (2012 LBO)
Intangible assets TFS	—	(2,236)	—	(8,944)	—	(15,652)
Intangible assets TFS KA's and NA's	—	—	—	(2,305)	—	(9,219)
Intangible assets DCC Acquirers	—	—	—	(319)	—	(1,290)
Intangible assets Global Blue Trademark	—	(4,892)	—	(5,374)	—	(5,847)
Total	36,503	(10,105)	30,592	(19,582)	12,349	(34,564)

(EUR thousand)	As of March 31

Deferred tax recoverability	2022	2021	2020

Deferred tax assets to be recovered within 12 months	2,000	1,389	4,659
Deferred tax assets to be recovered after more than 12 months	34,503	29,203	7,690
Deferred tax assets	36,503	30,592	12,349

Deferred tax liabilities to be recovered within 12 months	(7,863)	(2,936)	(892)
Deferred tax liabilities to be recovered after more than 12 months	(2,242)	(16,646)	(33,672)
Deferred tax liabilities	(10,105)	(19,582)	(34,564)
Deferred tax assets include an amount of EUR27.3 million which relates to carried-forward tax losses of the Australian, German, Spanish, Swiss, Japanese and Italian subsidiaries, all of which are operating in the Group’s key markets from a revenue and profit-generating perspective. These losses were incurred over the last two financial years due to the coronavirus pandemic and the resulting travel restrictions which caused a significant reduction in revenues. Based on the latest 5-year forecast, these entities are expected to generate sufficient taxable profits against which the incurred losses can be offset. Therefore, the Group has concluded that the deferred tax assets will be recoverable. The losses can be carried forward indefinitely with the exception of Switzerland and Japan, where the losses are expected to expire after 7 years and 10 years respectively.
Out of the EUR450.7 million (EUR382.7 million as of March 31, 2021, EUR220.9 million as of March 31, 2020) total tax loss carried forward, for a portion of EUR173.7 million (EUR128.6 million as of March 31, 2021, EUR14.5 million as of March 31, 2020) a deferred tax asset has been recognized, while for a portion of EUR277.0 million (EUR254.1 million as of March 31, 2021, EUR206.4 million as of March 31, 2020) no deferred tax asset has been recognized as it is not probable that future taxable profits, which the Group can utilize the benefits from, will be available. The unused tax losses were mainly incurred in holding entities which are not likely to generate taxable income in the foreseeable future. A large part of the tax losses carried forward, for which no deferred tax has been recognized, either expires after 5 years or has no expiration date. An expiry date schedule is provided below:

(EUR thousand)	As of March 31
Deferred tax assets have not been recognized in respect of the following tax losses:	2022	2021	2020
Expiry within 1 year	454	18,874	94
Expiry 1-2 years	715	794	19,148
Expiry 2-5 years	6,457	678	83,397
Expiry after 5 years	51,525	44,337	54,242
No expiration	217,799	189,404	49,496
Total	276,950	254,087	206,377